Loans and other financial assets at amortized cost, and loans and receivables_Details of due from banks (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Cashand cash equivalents [Line Items]
Total	₩ 14,492,223	₩ 14,151,012
Due from banks in local currency
Cashand cash equivalents [Line Items]
Total	11,202,238	11,238,512
Due from banks in local currency | Allowance for credit losses
Cashand cash equivalents [Line Items]
Total	(2,865)	(3,069)
Due from banks in local currency | Due from the Bank of Korea | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	11,028,850	11,034,602
Due from banks in local currency | Due from the depository banks | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	82,509	90,988
Due from banks in local currency | Due from non-depository institutions | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	378	76
Due from banks in local currency | Due from the Korea Exchange | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	50,113	30,000
Due from banks in local currency | Others | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	43,253	85,915
Due from banks in foreign currencies
Cashand cash equivalents [Line Items]
Total	3,289,985	2,912,500
Due from banks in foreign currencies | Allowance for credit losses
Cashand cash equivalents [Line Items]
Total	(1,995)	(2,318)
Due from banks in foreign currencies | Due from banks on demand | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	1,122,521	828,022
Due from banks in foreign currencies | Due from banks on time | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	1,296,842	1,288,303
Due from banks in foreign currencies | Others | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	₩ 872,617	₩ 798,493